TYPE		13F-HR
PERIOD	03/31/2013
FILER
	CIK	1386088
	CCC	s2f#vxjm
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading and Risk Analyst

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Richmond, Virginia
May 1, 2013
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
36
Form 13F Information Table Value Total:
$4,387,765


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835  33115   395920SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827      0        0SOLE      NONE
ISHARES TR MSCI EAFE            EQUITY - ETF464287465  31038   526244SOLE      NONE
ISHARES TR JPM EMG MRKT BND     EQUITY - ETF464288281    147     1249SOLE      NONE
ISHARES TR HI YLD CORP BOND FD  EQUITY - ETF464288513    186     1969SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 413216 10185255SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 503316  4374002SOLE      NONE
ISHARES TR RUSSELL MICRO CAP    EQUITY - ETF464288869    178     3035SOLE      NONE
ISHARES TR RUSSELL 1000 VALUE   EQUITY - ETF4642875981181966 14561616SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 601648  5017914SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615    213    24651SOLE      NONE
POWERSHARES HI YLD CORP BND     EQUITY - ETF73936T557    123     6330SOLE      NONE
POWERSHARES FTSE RAFI US 1000   EQUITY - ETF73935X583    178     2538SOLE      NONE
POWERSHARES FTSE RAFI US 1500   EQUITY - ETF73935X567    146     1877SOLE      NONE
POWERSHARES LISTED PRIV         EQUITY - ETF73935X195    146    12926SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908611    151     1839SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF92204A306    257     2271SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 435351  6172567SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908629    344     3703SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  37594   464351SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908744    598     9130SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 851018 10979467SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922042858    135     3155SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908652    151     2213SOLE      NONE
ALPS ETF TR                     EQUITY - ETF00162Q866	 142     8027SOLE      NONE
WISDOMTREE TRUST                EQUITY - ETF97717W125	 139     3366SOLE      NONE
ISHARES TR BARCLAYS 1-3YR CR    EQUITY - ETF464288646  50318   476767SOLE      NONE
ISHARES TR BARCLAYS INTER GV    EQUITY - ETF464288612      2       18SOLE      NONE
ISHARES TR BARCLAYS 3-7YR       EQUITY - ETF464288661  64514   522424SOLE      NONE
ISHARES TR S&P MIDCP VALU       EQUITY - ETF464287705  46363   459544SOLE      NONE
ISHARES TR MC 400 GRW           EQUITY - ETF464287606  33868   264304SOLE      NONE
ISHARES TR RUSSELL 1000 GRW     EQUITY - ETF464287614      1	   19SOLE      NONE
ISHARES TR RUSSEL 2000          EQUITY - ETF464287655      1        7SOLE      NONE
ISHARES TR RUSSEL 2000 GRW      EQUITY - ETF464287648  31418   291881SOLE      NONE
ISHARES TR S&P GLB MTRLS        EQUITY - ETF464288695  20306   341686SOLE      NONE
ISHARES TR BARCLAYS 1-3 YR      EQUITY - ETF464287457  49477   585729SOLE      NONE
